UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
  -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
  -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ------------------
                   Date of fiscal year end: NOVEMBER 30, 2006
                                            -------------------------
                    Date of reporting period: AUGUST 31, 2006
                                              ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of the Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC"):

     During the Fund's 3rd fiscal quarter, the economy slowed from its rapid growth earlier in the year and, for the first time in two years, the Federal Reserve paused in its ratcheting up of short-term interest rates. In this environment, the Fund performed very well, earning a total return of +3.3% on its net asset value (NAV) in the three months ended August 31st and +5.4% over its fiscal year-to-date.

     In a reversal of the weak markets for Treasury securities earlier in the year, when the Fund's hedging strategies contributed significantly to results, long-term interest rates declined during the recent fiscal quarter and the interest-rate hedge proved unnecessary. However, as always, we follow the Fund's investment strategy of maintaining the hedge in place, while attempting to control its cost. Doing so helps protect the value of the Fund's holdings against significant increases in long-term interest rates and potentially results in an increase in the Fund's distributable income. During the recent fiscal quarter, the Fund's NAV performed very well, even after absorbing the cost of the hedge.

     Conditions in the market for preferred securities continue to be positive. This market is somewhat amorphous, so we find it useful to break it down into smaller groups of similarly-structured issues. Fully taxable or "hybrid" preferred securities comprise the lion's share of the preferred market, and this segment continues to grow rapidly. Over $24 billion of new taxable preferred securities have come to market in 2006. Income from these issues is taxed as ordinary income to investors and is a deductible expense for the issuer. As of August 31st, 71% of the Fund's portfolio was invested in fully-taxable preferred securities.

     Much of the recent growth in taxable preferred securities has come from issuance of "enhanced" preferreds. These issues have certain terms and conditions which may result in better credit ratings for the issuer (which in turn helps keep their borrowing costs down). Since most of these features favor the issuer, investors should require a higher return. In our view, too often this is not the case. As a result, the portfolio's allocation to enhanced preferreds has increased at a much slower pace than that of the overall market.

     The market for traditional preferred stock (issues that pay dividends and may have tax advantages to certain investors which the Fund can pass through to its shareholders) has been delivering strong relative returns for some time. As of August 31st, this type of security comprised 17% of the Fund's portfolio.

     Since the beginning of 2006, fourteen new traditional preferred stock issues totaling $5.7 billion have been brought to market (increasing the sector total by roughly 10%); the additional supply has helped focus interest on traditional preferred stock and appears to have attracted new investors. Several of these recent issues have dividend rates that adjust every quarter to reflect changes in short-term interest rates. This floating-rate feature fits the Fund nicely because it tends to offset changes in the cost of the Fund's leverage and requires only a minimal interest-rate hedge. However, unless the level of income we can earn on this type of security goes up, we don't anticipate increasing the Fund's holdings much beyond present levels.

     While changes in short-term interest rates affect the valuation of some of the Fund's securities (and therefore its NAV), short-term rates more directly affect the Fund's income and the amount of its dividend by influencing both the cost of its Auction Market Preferred Stock (AMPS) leverage and its hedging strategy. The Fund's leverage generally produces additional distributable income for its Common Stock shareholders. The amount of this additional income is influenced by the "spread" between the income generated by the portfolio and the cost of leverage.

     As the Fed increased short-term interest rates through June 2006, these spreads narrowed significantly and the Fund generated less additional distributable income. If the Fed maintains its pause on short-term rates, and long-term rates do not decrease materially, the Fund's leverage should continue to produce the same additional distributable income as it does now. Of course, if the Fed lowers short-term interest rates, the Fund should see a greater benefit from its use of leverage and consequently have more additional distributable income for its Common Stock shareholders.

     The cost of the Fund's hedging strategy is also directly affected by the slope of the yield curve (in other words, the difference between short- and long-term interest rates). When the yield curve is steep - as it was for most of the period from mid-2001 through 2004 - hedging tends to be expensive, because the market charges the difference between long- and short-term yields to those hedging. However, if the slope of the yield curve is as flat as it has been this year, the market will not charge as much to hedge and the Fund should not need to spend as much on its hedging strategy as it has over the past few years.

     We hope investors will take advantage of the Fund's website, WWW.FCCLAYMORE.COM. On it, there is a more extensive discussion of enhanced hybrid preferred securities, the impact of changing short-term interest rates on the additional distributable income provided by the Fund's leverage and how the slope of the yield curve affects the cost of the Fund's hedging strategy. It also contains a wide range of additional information about the Fund.

           Sincerely,

           /S/ DONALD F. CRUMRINE                        /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                            Robert M. Ettinger
           Chairman of the Board                         President


October 19, 2006

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

FUND STATISTICS ON 08/31/06
-------------------------------------------
Net Asset Value             $   22.64

Market Price                $   20.50

Discount                         9.45%

Yield on Market Price            7.46%

Common Stock Shares
Outstanding                42,601,719




              INDUSTRY CATEGORIES             % OF PORTFOLIO
              ----------------------------------------------

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Banks                   35%
Utilities               26%
Insurance               18%
Financial Services      11%
Oil and Gas              4%
REITs                    4%
Other                    2%

MOODY'S RATINGS             % OF PORTFOLIO
--------------------------------------------
AAA                         0.3%

AA                          1.8%

A                          28.8%

BBB                        50.9%

BB                         11.2%

B                           0.5%

Not Rated                   5.6%

Below Investment Grade*    11.3%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.

TOP 10 HOLDINGS BY ISSUER                % OF PORTFOLIO
-----------------------------------------------------------
Wachovia Corp.                                3.8%

JPMorgan Chase                                3.4%

ACE Ltd.                                      2.9%

North Fork Bancorporation                     2.9%

HSBC                                          2.8%

Midamerican Energy                            2.6%

Morgan Stanley                                2.5%

HBOS Plc                                      2.4%

Washington Mutual                             2.4%

Countrywide Financial                         2.3%



                                                                                        % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                   26%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)               17%
---------------------------------------------------------------------------------------------------------
**  THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE
    PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS
    SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- 85.1%
               BANKING -- 35.4%
---------------------------------------------------------------------------------------------------------------------------
$  19,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............   $    21,567,280
               Auction Pass-Through Trust, Cl. B:
           65    Series 2006-5, Variable Rate Pfd., 144A****....................................         1,941,875*
           65    Series 2006-6, Variable Rate Pfd., 144A****....................................         1,941,875*
       40,000  BAC Capital Trust I, 7.00% Pfd. 12/15/31 ........................................         1,022,400
       10,400  BAC Capital Trust II, 7.00% Pfd. 02/01/32 .......................................           262,288
       20,400  BAC Capital Trust VIII, 6.00% Pfd. 08/25/35 .....................................           484,398
$   1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security .....................         1,297,034
$   3,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B ..........         3,288,772
        1,800  Bank of New York Capital IV, 6.875% Pfd., Series E ..............................            45,360
       77,900  Bank One Capital Trust VI, 7.20% Pfd. ...........................................         1,975,154
$   8,800,000  Barclays Bank PLC, Adj. Rate Pfd. ...............................................         8,248,284**(1)
      210,000  Capital One Capital II, 7.50% Pfd. 06/15/66 .....................................         5,516,700
$  17,500,000  Capital One Capital III, 7.686% Pfd. ............................................        18,287,237
$     120,000  Citicorp Capital II, 8.015% 02/15/27 Capital Security ...........................           125,589
        6,600  Citigroup Capital VIII, 6.95% Pfd. 09/15/31 .....................................           167,970
      105,000  Cobank, ACB, 7.00% Pfd., 144A**** ...............................................         5,438,475*
       27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. 07/01/50 ........................           710,613
$     800,000  CoreStates Capital Trust I, 8.00% 12/15/26 Capital Security, 144A**** ...........           836,240
$  11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A .........        11,564,410
$   2,500,000  Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A .................         2,648,563
       28,800  FBOP Corporation, Adj. Rate Pfd., 144A**** ......................................        29,376,000*
$   5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ..........         5,833,548
$     875,000  First Chicago NBD Capital B, 7.75% 12/01/26 Capital Security, 144A**** ..........           911,124
$   3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security ..................         3,091,725
               First Republic Bank:
      400,000    6.25% Pfd......................................................................         9,828,000*
       30,000    7.25% Pfd......................................................................           758,250
       62,600  Fleet Capital Trust VII, 7.20% Pfd. 12/15/31 ....................................         1,596,613
      110,200  Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32 ...................................         2,831,038
            6  FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................         7,962,472
$  37,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .....................        39,898,565
               HBOS Capital Funding LP:
$  30,725,000    6.85% Pfd .....................................................................        31,141,324(1)
$   5,500,000    Variable Rate Pfd., 144A****...................................................         5,232,755**(1)
        7,500  HSBC Series II, Variable Inverse Pfd., Pvt. .....................................         8,265,000*
      645,000  HSBC USA, Inc., 6.50% Pfd., Series H ............................................        17,050,575*

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
               ING Groep NV:
       36,000    7.05% Pfd......................................................................   $       914,760**(1)
      143,900    7.20% Pfd......................................................................         3,705,425**(1)
$  15,343,000  JPMorgan Capital Trust I, 7.54% 01/15/27 Capital Security .......................        15,947,207
$  11,271,000  JPMorgan Capital Trust II, 7.95% 02/01/27 Capital Security ......................        11,779,604
       16,200  JPMorgan Chase Capital X, 7.00% Pfd. 02/15/32, Series J..........................           408,888
      147,800  JPMorgan Chase Capital XIV, 6.20% Pfd., 10/15/34.................................         3,648,443
$  10,710,000  JPMorgan Chase Capital XVIII, 6.95% 08/17/36 Capital Security, Series R..........        11,249,570
       23,800  Keycorp Capital V, 5.875% Pfd., Series A.........................................           556,920
       20,000  Keycorp Capital VIII, 7.00% Pfd. 06/15/66........................................           517,300
$  20,280,000  Marshall & Ilsley Capital Trust  A, 7.65% 12/01/26 Capital Security..............        21,057,941
           20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A****...........................         2,064,458
$   3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security......................         3,139,380
      265,000  PFGI Capital Corporation, 7.75% Pfd..............................................         6,839,650
$   6,500,000  RBS Capital Trust B, 6.80% Pfd...................................................         6,556,290**(1)
$   7,200,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security.....................         7,481,556(1)
$   6,992,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security....................         7,270,456(1)
               Roslyn Real Estate:
           40    8.95% Pfd., Series C, 144A****.................................................         4,375,265
          135    Adj. Rate Pfd., Series D, 144A****.............................................        13,668,750
      534,000  Royal Bank of Scotland Group PLC, 5.75% Pfd., Series L...........................        12,874,740**(1)
       63,700  Sovereign Bancorp, 7.30% Pfd., Series C..........................................         1,698,242*
      248,100  Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................         6,544,878
$  10,000,000  Sovereign Capital Trust VI, 7.908% 06/13/36 Capital Security.....................        10,851,400
       45,000  SunTrust Capital IV, 7.125% Pfd. 10/15/31........................................         1,147,275
        5,800  SunTrust Capital V, 7.05% Pfd. 12/15/31..........................................           147,784
$  14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security....................        14,776,535
           60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A****....................         6,442,279
      115,200  USB Capital IV, 7.35% Pfd. 11/01/31..............................................         2,912,832
       14,300  USB Capital V, 7.25% Pfd. 12/15/31...............................................           364,507
      127,600  USB Capital VIII, 6.35% Pfd. 12/29/65............................................         3,171,498
       64,600  USB Capital X, 6.50% Pfd. 04/12/66...............................................         1,612,739
       23,500  VNB Capital Trust I, 7.75% Pfd...................................................           591,495
    2,010,800  Wachovia Preferred Funding, 7.25% Pfd., Series A.................................        56,453,210
$  20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A****...............        21,695,474
$  11,550,000  Washington Mutual Preferred Funding, Variable Rate Pfd., 144A****................        11,336,498
$   8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security.......................         8,536,480
------------------------------------------------------------------------------------------------------------------
                                                                                                       533,487,235
                                                                                                   ---------------

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Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- 8.3%
---------------------------------------------------------------------------------------------------------------------------
       30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT Group................   $       782,250
$  15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security...........................        15,528,411
      755,100  Countrywide Capital IV, 6.75% Pfd................................................        19,070,050
               Goldman Sachs Group, Inc.:
      150,000    Adj. Rate Pfd., Series D.......................................................         3,836,250*
        3,600    STRIPES Custodial Receipts, Pvt................................................         3,830,400*
$   7,000,000  Gulf Stream-Compass 2005 Composite Notes, 144A****...............................         7,026,460
      100,000  Household Capital Trust VII, 7.50% Pfd. 11/15/31.................................         2,526,500
               Lehman Brothers Holdings, Inc.:
      167,750    5.67% Pfd., Series D...........................................................         8,214,718*
       85,000    5.94% Pfd., Series C...........................................................         4,306,525*
        8,600  Lehman Capital Trust V, 6.00% Pfd., Series M.....................................           205,669
       27,800  Lehman Capital Trust VI, 6.24% Pfd., Series N....................................           682,907
        4,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................         4,096,000*
       10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd..............................           257,300
       79,600  Morgan Stanley Capital Trust II, 7.25% Pfd.......................................         2,019,054
      773,498  Morgan Stanley Capital Trust III, 6.25% Pfd......................................        18,815,339
      202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd.......................................         4,974,250
        9,000  Morgan Stanley Capital Trust V, 5.75% Pfd........................................           208,575
      389,500  Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................         9,793,978
$  10,000,000  RACERS(R) Series 2005 AMMC V Trust, 144A****.....................................        10,095,839
      160,000  SLM Corporation, 6.97% Pfd., Series A............................................         8,607,200*
------------------------------------------------------------------------------------------------------------------
                                                                                                       124,877,675
                                                                                                   ---------------
               INSURANCE -- 15.4%
---------------------------------------------------------------------------------------------------------------------------
    1,669,980  ACE Ltd., 7.80% Pfd., Series C...................................................        43,135,583**(1)
               Aegon NV:
      292,100    6.375% Pfd.....................................................................         7,305,421**(1)(2)
       60,000    6.50% Pfd......................................................................         1,502,400**(1)
$  12,051,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................        13,778,571(3)
               Arch Capital Group Ltd.:
      167,650    7.875% Pfd., Series B..........................................................         4,284,296**(1)
       21,800    8.00% Pfd......................................................................           563,094**(1)
               Axis Capital Holdings:
      451,300    7.25% Pfd., Series A...........................................................        11,523,945**(1)
       77,655    Variable Rate Pfd., Series B ..................................................         7,870,723(1)
      339,800  Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................         8,365,876
      106,000  Corts-AON Capital, 8.205% Pfd....................................................         2,937,260
       37,000  Corts-UnumProvident Corporation, 8.50% Pfd.......................................           994,005

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
      267,900  Endurance Specialty Holdings, 7.75% Pfd..........................................   $     6,661,333**(1)
      134,150  Everest Re Capital Trust II, 6.20% Pfd., Series B ...............................         3,080,084(1)
$   3,500,000  Great West Life & Annuity Insurance, Variable Rate Pfd. 05/16/46.................         3,590,318
      111,500  Hartford Capital III, 7.45% Pfd. 10/31/50, Series C..............................         2,832,100
       23,200  Lincoln National Corporation, 6.75% Pfd. 04/20/66................................           582,668
$  10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A****..........         9,588,350(1)
$   9,650,000  Oil Insurance Ltd., Variable Rate Pfd., 144A****.................................         9,843,579(1)
       50,000  PartnerRe Capital Trust I, 7.90% Pfd. 12/31/31...................................         1,271,750**(1)
      284,049  PartnerRe Ltd., 6.75% Pfd., Series C.............................................         7,091,283**(1)
      626,700  Principal Financial Group, 6.518% Pfd............................................        17,306,321*
$     714,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security....................           678,496
       24,900  Prudential PLC, 6.50% Pfd........................................................           634,577**(1)
$   9,000,000  Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........         9,477,945(1)
               Renaissancere Holdings Ltd.:
      116,000    6.08% Pfd., Series C...........................................................         2,582,160**(1)
      308,935    7.30% Pfd., Series B...........................................................         7,746,545**(1)
       15,000    8.10% Pfd., Series A...........................................................           377,250**(1)
       94,900  Saturns-AON 2003-3, 8.00% Pfd., Series AON Corp..................................         2,454,114
       56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series Safeco Corp..............................         1,434,440
      407,200  Scottish Re Group Ltd., 7.25% Pfd................................................         8,056,452**(1)
       58,950  St. Paul Capital Trust I, 7.60% Pfd. 10/15/50....................................         1,497,330
       36,600  Torchmark Capital Trust III, 7.10% Pfd...........................................           932,019
$   8,675,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A****........................        10,422,232
$  17,000,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A****.......................        20,848,545
       15,000  XL Capital Ltd., 7.625% Pfd., Series B...........................................           385,275**(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                       231,636,340
                                                                                                   ---------------
               UTILITIES -- 18.3%
---------------------------------------------------------------------------------------------------------------------------
$   3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security...............................         3,968,137
               Baltimore Gas & Electric Company:
       10,000    6.70% Pfd., Series 1993........................................................         1,041,500*
       50,000    7.125% Pfd., Series 1993.......................................................         5,204,250*
      820,359  Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................        38,753,759
       35,000  Central Maine Power, 5.25% Pfd., Pvt.............................................         3,163,650*
$   2,600,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B....................         2,726,984
$  17,645,000  COMED Financing III, 6.35% 03/15/33 Capital Security.............................        15,630,911
       85,630  Dominion CNG Cap Trust I, 7.80% Pfd..............................................         2,165,583
$  10,175,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security.............        10,758,638
       10,000  Dominion Resources Capital Trust II, 8.40% Pfd. 01/30/41.........................           255,350

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
$  12,250,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............   $    14,147,341
$   6,000,000  Dominion Resources, Inc., Adj. Rate, Capital Security............................         6,212,760
       96,450  Duquesne Light Company, 6.50% Pfd................................................         4,897,249*
               Entergy Arkansas, Inc.:
       10,240    4.56% Pfd., Series 1965........................................................           810,598*
      625,000    6.45% Pfd......................................................................        16,068,750*
       85,000  Entergy Louisiana, Inc., 6.95% Pfd., 144A**** ...................................         8,806,425*
               Florida Power Company:
       49,750    4.40% Pfd......................................................................         4,125,021*
       21,585    4.60% Pfd......................................................................         1,870,988*
      146,000  FPC Capital I, 7.10% Pfd., Series A .............................................         3,687,960
       12,442  Great Plains Energy, Inc., 4.20% Pfd ............................................           956,292*
       37,800  Gulf Power Capital Trust III, 7.375% Pfd ........................................           962,199
       19,000  Gulf Power Company, 6.00% Pfd., Series 1 ........................................         1,984,075*
$  17,962,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security ........        18,871,326
        5,000  Indiana Michigan Power, 4.56% Pfd. ..............................................           406,875*
      119,805  Indianapolis Power & Light Company, 5.65% Pfd. ..................................        11,092,745*
               Interstate Power & Light Company:
      110,000    7.10% Pfd., Series C...........................................................         2,817,650*
       11,000    8.375% Pfd., Series B..........................................................           338,415*
       32,300  Laclede Capital Trust I, 7.70% Pfd. .............................................           823,165
               Pacific Enterprises:
        4,550    $4.40 Pfd......................................................................           375,876*
        4,510    $4.50 Pfd......................................................................           381,050*
       23,085    $4.75 Pfd., Series 53..........................................................         2,058,720*
        2,500  PacifiCorp, $7.48 Sinking Fund Pfd. .............................................           254,313*
$   2,386,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D ........         2,546,053
$  27,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ...................        23,724,765
        9,495  Portland General Electric, 7.75% Sinking Fund Pfd. ..............................           967,778*
        3,500  PPL Electric Utilities Corporation, 6.25% Pfd. ..................................            89,793*
      365,750  PSEG Funding Trust II, 8.75% Pfd. ...............................................         9,632,026
$   8,200,000  Puget Sound Energy Capital Trust, 8.231% 06/01/27 Capital Security, Series B ....         8,673,919
      200,000  San Diego Gas & Electric Company, $1.70 Pfd. ....................................         5,188,000*
               Southern California Edison:
      115,750    6.00% Pfd......................................................................        11,486,104*
       16,900    6.125% Pfd.....................................................................         1,694,707*
        7,800  Southern Company Capital Trust VI, 7.125% Pfd. 06/30/42 .........................           198,822
      264,700  Southern Union Company, 7.55% Pfd. ..............................................         6,878,230*
$   4,200,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ...............         4,401,726

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
               Virginia Electric & Power Company:
       14,985    $4.12 Pfd......................................................................   $     1,146,952*
       21,684    $4.80 Pfd......................................................................         1,951,885*
       35,000    $6.98 Pfd......................................................................         3,593,100*
      189,000  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ..............................         4,839,345
       15,000  Wisconsin Power & Light Company, 6.20% Pfd. .....................................         1,537,425*
               Xcel Energy, Inc.:
        7,110    $4.10 Pfd., Series C...........................................................           559,699*
       10,210    $4.11 Pfd., Series D...........................................................           805,722*
------------------------------------------------------------------------------------------------------------------
                                                                                                       275,534,606
                                                                                                   ---------------
               OIL AND GAS -- 3.3%
---------------------------------------------------------------------------------------------------------------------------
$  16,814,000  Enterprise Products Partners, Variable Rate Pfd..................................        17,496,816
       13,200  EOG Resources, Inc., 7.195% Pfd., Series B.......................................        13,823,172*
$   5,000,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security............................         4,512,250
$  13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security....................        13,903,390
------------------------------------------------------------------------------------------------------------------
                                                                                                        49,735,628
                                                                                                   ---------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 3.6%
---------------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
       76,200    6.75% Pfd., Series C...........................................................         1,842,516
      224,000    8.08% Pfd., Series B...........................................................         5,746,720
      221,750  Duke Realty Corporation, 6.60% Pfd., Series L....................................         5,442,854
       45,000  Equity Office Property Trust, 7.75% Pfd., Series G...............................         1,142,550
       51,000  Equity Residential Properties, 8.29% Pfd., Series K..............................         3,014,355
        4,980  Prologis Trust, 8.54% Pfd., Series C.............................................           274,821
               PS Business Parks, Inc.:
      192,464    7.00% Pfd., Series H...........................................................         4,791,391
      160,000    7.20% Pfd., Series M...........................................................         4,047,200
      203,400    7.60% Pfd., Series L...........................................................         5,256,873
       60,000    7.95% Pfd., Series K...........................................................         1,563,000

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
               Public Storage, Inc.:
       12,000    6.18% Pfd., Series D...........................................................   $       284,760
      206,070    6.45% Pfd., Series F...........................................................         4,999,258
       58,400    6.75% Pfd., Series E...........................................................         1,466,716
       30,000    6.85% Pfd., Series Y...........................................................           730,650
      481,000    7.25% Pfd., Series K...........................................................        12,253,475
       14,700    7.625% Pfd., Series U..........................................................           375,144
       38,500    8.00% Pfd., Series R...........................................................           979,633
------------------------------------------------------------------------------------------------------------------
                                                                                                        54,211,916
                                                                                                   ---------------
               MISCELLANEOUS INDUSTRIES -- 0.8%
---------------------------------------------------------------------------------------------------------------------------
        2,245  Centaur Funding Corporation, 9.08% Pfd. 04/21/20 144A****........................         2,585,634
      112,750  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................         9,782,190*
------------------------------------------------------------------------------------------------------------------
                                                                                                        12,367,824
                                                                                                   ---------------
                 TOTAL PREFERRED SECURITIES
                 (Cost $1,261,880,326) .........................................................     1,281,851,224
                                                                                                   ---------------
CORPORATE DEBT SECURITIES -- 13.9%
               FINANCIAL SERVICES -- 2.4%
---------------------------------------------------------------------------------------------------------------------------
      200,000  Ford Motor Credit Company, 7.375% 10/15/31.......................................         4,377,000
$  25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds..............        25,245,250
$   4,853,000  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A****..............         4,449,595
$   2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units............................         2,344,870
       17,400  Saturns-GS, 6.00% 02/15/33, Series Goldman Sachs.................................           414,207
------------------------------------------------------------------------------------------------------------------
                                                                                                        36,830,922
                                                                                                   ---------------
               INSURANCE -- 2.4%
---------------------------------------------------------------------------------------------------------------------------
      239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes...................................         6,149,470
$   4,000,000  Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................         3,982,180
               Liberty Mutual Insurance:
$   3,011,000    7.50% 08/15/36, 144A****.......................................................         3,099,313
$  21,845,000    7.697% 10/15/97, 144A****......................................................        21,797,705
$   1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes..........................           991,065
------------------------------------------------------------------------------------------------------------------
                                                                                                        36,019,733
                                                                                                   ---------------
               UTILITIES -- 7.5%
---------------------------------------------------------------------------------------------------------------------------
$  16,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E................        16,489,280
$  11,410,000  Constellation Energy Group, 7.60% 04/01/32, Senior Notes.........................        13,116,423

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
$   1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes................................   $       990,680
               Duke Capital Corporation:
$   6,179,000    6.75% 02/15/32, Senior Notes...................................................         6,363,350
$   1,200,000    8.00% 10/01/19, Senior Notes...................................................         1,372,530
$  11,000,000  Duquesne Light Holdings, 6.25% 08/15/35..........................................        10,195,350
$   5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage..........................         4,714,825
               Entergy Louisiana LLC:
$   4,458,000    6.30% 09/01/35, 1st Mortgage...................................................         4,281,686
        9,400    7.60% 04/01/32.................................................................           240,217
       16,500  Entergy Mississippi, Inc., 7.25%, 1st Mortgage...................................           422,895
      477,315  Georgia Power Company, 5.90% 04/15/33, Senior Notes..............................        11,395,896
       40,000  Northern States Power Company, 8.00%.............................................         1,039,600
               Oncor Electric Delivery Company:
$   2,000,000    7.00% 09/01/22.................................................................         2,142,250
$  10,000,000    7.25% 01/15/33.................................................................        11,187,650
      227,000  PPL Energy Supply LLC, 7.00% 07/15/46............................................         5,800,985
$   8,268,000  PSEG Power LLC, 8.625% 04/15/31..................................................        10,552,324
$   6,300,000  TXU Corporation, 6.50% 11/15/24..................................................         5,868,986
$   6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95................................         6,485,250
------------------------------------------------------------------------------------------------------------------
                                                                                                       112,660,177
                                                                                                   ---------------
               OIL AND GAS -- 1.0%
---------------------------------------------------------------------------------------------------------------------------
$   9,000,000  KN Energy, Inc., 7.45% 03/01/98..................................................         7,951,455
      296,911  Nexen, Inc., 7.35% Subordinated Notes............................................         7,556,385(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                        15,507,840
                                                                                                   ---------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
---------------------------------------------------------------------------------------------------------------------------
$   3,500,000  Realty Income Corporation, 5.875% 03/15/35.......................................         3,216,640
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,216,640
                                                                                                   ---------------
               MISCELLANEOUS INDUSTRIES -- 0.4%
---------------------------------------------------------------------------------------------------------------------------
$     390,000  BellSouth Telecommunication, 7.00% 12/01/95......................................           397,999
               Pulte Homes, Inc.:
       58,240    7.375% 06/01/46................................................................         1,490,653
$   3,550,000    7.875% 06/15/32, Senior Notes..................................................         3,902,905
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,791,557
                                                                                                   ---------------
                 TOTAL CORPORATE DEBT SECURITIES
                 (Cost $206,857,474) ...........................................................       210,026,869
                                                                                                   ---------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
OPTION CONTRACTS -- 0.1%
        1,307  December Call Options on December U.S. Treasury Bond Futures, Expiring 11/21/06..   $     1,007,094+
        7,184  December Put Options on December U.S. Treasury Bond Futures, Expiring 11/21/06...           785,750+
        2,991  October Put Options on December U.S. Treasury Bond Futures, Expiring 09/22/06....            46,734+
------------------------------------------------------------------------------------------------------------------
                 TOTAL OPTION CONTRACTS
                 (Cost $5,875,791) .............................................................         1,839,578
                                                                                                   ---------------
MONEY MARKET FUND -- 0.1%
    1,140,918  BlackRock Provident Institutional, TempFund......................................         1,140,918
------------------------------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET FUND
                 (Cost $1,140,918) .............................................................         1,140,918
                                                                                                   ---------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
SECURITIES LENDING COLLATERAL -- 0.7%
    9,945,000  Institutional Money Market Trust ................................................   $     9,945,000
------------------------------------------------------------------------------------------------------------------
                 TOTAL SECURITIES LENDING COLLATERAL
                 (Cost $9,945,000) .............................................................         9,945,000
                                                                                                   ---------------
TOTAL INVESTMENTS (Cost $1,485,699,509***) .............................................  99.9%      1,504,803,589
OTHER ASSETS AND LIABILITIES (Net) .....................................................   0.1%          1,530,921
                                                                                         -----     ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ......................... 100.0%++  $ 1,506,334,510
                                                                                         -----     ---------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .........................................      (542,000,000)
                                                                                                   ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................   $   964,334,510
                                                                                                   ===============
-----------------------------
*     Securities eligible for the Dividends Received Deduction and distributing
      Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
****  Securities  exempt from  registration  under Rule 144A of the Securities
      Act of 1933.  These  securities may be resold in transactions  exempt from registration to qualified institutional buyers. These securities have been determined  to be liquid under the  guidelines established by the Board of
      Directors.
(1)   Foreign Issuer.
(2)   All or a portion of this security has been pledged as collateral for written option positions.
(3)   A portion of the security is on loan.
+     Non-income producing.
++    The  percentage  shown for each  investment  category is the total value of that category as a percentage  of net assets  available to Common and
      Preferred Stock.

         ABBREVIATIONS:
PFD. --  Preferred Securities
PVT. --  Private Placement Securities
REIT --  Real Estate Investment Trust

OPEN OPTION CONTRACTS WRITTEN


CONTRACTS       CONTRACT DESCRIPTION                                                       VALUE
---------       --------------------                                                  ---------------
    1,050      December Call Options on December U.S. Treasury Bond Futures,
                 Expiring 11/21/06, Strike Price 108 ..............................   $   (3,510,937)
      257      December Call Options on December U.S. Treasury Bond Futures,
                 Expiring 11/21/06, Strike Price 110 ..............................         (485,891)
----------------------------------------------------------------------------------------------------
                 TOTAL OPEN OPTION CONTRACTS WRITTEN (Cost $3,268,202) ............       (3,996,828)
                                                                                      --------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 31, 2005 THROUGH AUGUST 31, 2006 (UNAUDITED)
------------------------------------------------------------------------


                                                                                                           VALUE
                                                                                                          -------
OPERATIONS:
   Net investment income .......................................................................   $    64,522,403
   Net realized gain/(loss) on investments sold during the period ..............................        12,636,719
   Change in net unrealized appreciation/depreciation of investments held
      during the period ........................................................................        (7,708,444)
   Distributions to AMPS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ................................       (19,052,431)
                                                                                                   ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................        50,398,247

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders (2) ..................       (50,483,037)
                                                                                                   ---------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................................       (50,483,037)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment
      and Cash Purchase Plan ...................................................................                --
                                                                                                   ---------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
      FROM FUND SHARE TRANSACTIONS .............................................................                --

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                               ---------------
   FOR THE PERIOD ..............................................................................   $       (84,790)
                                                                                                   ===============

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .........................................................................   $   964,419,300
   Net decrease in net assets during the period ................................................           (84,790)
                                                                                                   ---------------
   End of period ...............................................................................   $   964,334,510
                                                                                                   ===============

--------------------------------------------------------
*   Auction Market  Preferred  Stock.
(1) These tables  summarize the nine months ended August 31, 2006 and should be read in conjunction  with the Fund's audited financial statements, including footnotes,  in its Annual Report dated November 30, 2005.
(2) May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
       FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006  (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                     -----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period .............................................   $       22.64
                                                                                        -------------
INVESTMENT OPERATIONS:
   Net investment income ............................................................            1.51
   Net realized and unrealized gain/(loss) on investments ...........................            0.13

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income .......................................................           (0.45)
   From net realized capital gains ..................................................              --
                                                                                        -------------
   Total from investment operations .................................................            1.19
                                                                                        -------------

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income .......................................................           (1.19)
   From net realized capital gains ..................................................              --
                                                                                        -------------
   Total distributions to Common Stock Shareholders .................................           (1.19)
                                                                                        -------------
   Net asset value, end of period ...................................................   $       22.64
                                                                                        =============
   Market value, end of period ......................................................   $       20.50
                                                                                        =============
   Common Stock shares outstanding, end of period ...................................      42,601,719
                                                                                        =============

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ....................................................                   6.32%**
   Operating expenses ........................................................                   1.16%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
   Portfolio turnover rate                                                                         39%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's)   $   1,506,335
   Ratio of operating expenses to total average net assets
      available to Common and Preferred Stock                                                    0.74%**

(1) These tables  summarize  the nine months ended August 31, 2006 and should be read in conjunction with the Fund's audited financial statements,  including footnotes, in its Annual Report dated November 30, 2005.
*   Auction Market Preferred Stock.
**  Annualized.
*** Not annualized.
+   The net investment income ratios reflect income net of operating  expenses and payments  to  AMPS*  Shareholders.
++  Information   presented  under  heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
------------------------------------


                                                          TOTAL                                          DIVIDEND
                                                        DIVIDENDS     NET ASSET        NYSE            REINVESTMENT
                                                          PAID          VALUE        CLOSING PRICE        PRICE(1)
                                                        ---------     ----------   ----------------   --------------
December 31, 2005...............................         $0.1400       $22.82         $19.30               $19.65
January 31, 2006................................          0.1400        22.83          21.03                21.19
February 28, 2006...............................          0.1400        22.87          21.30                21.60
March 31, 2006..................................          0.1275        22.66          19.81                19.85
April 30, 2006..................................          0.1275        22.34          19.76                19.74
May 31, 2006....................................          0.1275        22.29          19.82                19.98
June 30, 2006...................................          0.1275        22.02          19.50                19.62
July 31, 2006...................................          0.1275        22.09          19.97                20.00
August 31, 2006.................................          0.1275        22.64          20.50                20.76
--------------------
 (1) Whenever  the net asset value per share of the Fund's  Common Stock is less than or equal to the market price per share on the payment date, new shares issued  will be valued at the higher of net asset  value or 95% of the then current market price.  Otherwise,  the reinvestment  shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                       -----------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,493,535,933, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $26,705,627, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $19,434,799.~

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

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

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial  Officer,
     Vice President and Treasurer
   Chad  C.  Conwell
     Chief  Compliance  Officer,
     Vice  President  and  Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   Nicholas Dalmaso
     Vice President and Assistant Secretary
   Christopher D. Ryan, CFA
     Vice  President
   Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS  CONCERNING  YOUR  SHARES OF  FLAHERTY &
  CRUMRINE/CLAYMORE  PREFERRED SECURITIES
  INCOME  FUND?
  o If your shares are held in a  Brokerage
    Account, contact your Broker.
  o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
    Agent --
            PFPC Inc. 1-800-331-1710
THIS REPORT IS SENT TO  SHAREHOLDERS OF FLAHERTY &
CRUMRINE/CLAYMORE  PREFERRED SECURITIES  INCOME  FUND
INCORPORATED  FOR  THEIR  INFORMATION.  IT  IS  NOT  A
PROSPECTUS,  CIRCULAR OR REPRESENTATION INTENDED FOR USE
IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY
SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMITTED]

           LIGHTHOUSE ART

FLAHERTY & CRUMRINE/CLAYMORE
PREFERRED SECURITIES
INCOME FUND


                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2006

                               www.fcclaymore.com

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND
              INCORPORATED
              ------------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                           -----------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                           -----------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ R. ERIC CHADWICK
                           -----------------------------------------------------
                           R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                           (principal financial officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.